Trade and other receivables - Movements of contractual asset (Details) - Contractual Asset - COP ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Trade and other receivables
Opening balance	$ 4,250	$ 5,770
Remuneration of concession assets (accrual)	310	677
Regulatory adjustment on remuneration according to Resoluo Homologatria (REH) n 3.466/2025		(652)
Payments for concession assets	(521)	(1,389)
Currency translation effect	(96)	(156)
Closing balance	$ 3,943	$ 4,250